This Amendment is being re-filed solely to reflect the correct ticker symbol for class F-2.
No changes have been made to the Amendment, previously filed on September 11, 2008.

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The Cash Management Trust of America®
Prospectus Amendment (to prospectus dated December 1, 2007)

September 12, 2008

Keep this amendment with your prospectus. The fund’s prospectus now consists of this amendment and the fund’s prospectus dated December 1, 2007 (which is incorporated herein by reference). For additional information about the fund, you should refer to its prospectus, as amended hereby, and the statement of additional information.

The Cash Management Trust of America will be issuing a new class of shares, Class F-2 shares, generally available only to fee-based programs of investment dealers that have special agreements with the fund’s distributor and certain registered investment advisers. Additionally, the fund is amending the name of the current Class F shares to Class F-1 shares and the current Class 529-F shares to Class 529-F-1 shares. All references to Class 529-F shares in the fund’s prospectus are amended to read Class 529-F-1 shares. You are receiving this amendment because you hold, or have recently held, shares of the fund and the fund’s prospectus is being amended hereby.

1.
The “Risk/Return summary” section of the prospectus is amended by replacing the “Calendar year total returns for Class A shares” bar chart and the “Investment results (with maximum sales charges)” table for the fund with the updated chart and table set forth below.

Calendar year total returns for Class A shares

[bar chart]

’98	5.05%
’99	4.68
’00	5.92
’01	3.54
’02	1.15
’03	0.99
’04	1.02
’05	2.71
’06	4.62
’07	4.82

[end bar chart]

Highest/Lowest quarterly results during this time period were:

Highest                     1.53% (quarter ended September 30, 2000)

Lowest                     0.15% (quarter ended March 31, 2004)

The fund’s total return for the six months ended June 30, 2008, was 1.24%.

Investment results (with maximum sales charges)
Average annual total returns for periods ended December 31, 2007:

	1 year	5 years	10 years	Lifetime	7-day yield*
The Cash Management Trust
Class A — first sold 11/3/76	4.82%	2.82%	3.43%	6.23%	4.04%

	1 year	5 years	Lifetime	7-day yield*
Class B — first sold 3/15/00	–1.02%	1.61%	2.18%	3.25%
Class C — first sold 3/16/01	2.83	1.88	1.65	3.15
Class F-1 — first sold 3/26/01	4.57	2.48	2.29	3.87
Class 529-A — first sold 2/15/02	4.66	2.57	2.35	3.90
Class 529-B — first sold 6/7/02	–1.16	1.50	1.54	3.16
Class 529-C — first sold 4/2/02	2.73	1.82	1.61	3.04
Class 529-E — first sold 3/11/02	4.25	2.17	1.95	3.51
Class 529-F-1 — first sold 9/16/02	4.77	2.52	2.43	4.04

For current yield information, please call American FundsLine® at 800/325-3590.

*
The 7-day yield is calculated by annualizing dividends paid by the fund during the last seven days of the 2007 calendar year. In addition, the 7-day yield reflects the impact, if any, of certain waivers described in the Annual Fund Operating Expenses table under "Fees and expenses of the funds." Without such waivers, the 7-day yield would have been: 4.01% for Class A shares, 3.22% for Class B shares, 3.12% for Class C shares, 3.85% for Class F-1 shares, 3.88% for Class 529-A shares, 3.13% for Class 529-B shares, 3.01% for Class 529-C shares, 3.48% for Class 529-E shares and 4.02% for Class 529-F-1 shares of The Cash Management Trust of America.

2.	The following sentence is added to the end of the second paragraph after the “Historical investment results” bar chart in the “Risk/Return summary” section of the prospectus:

Unless otherwise noted, references in this prospectus to Class F shares refer to both Class F-1 and F-2 shares.

3.	The “Fees and expenses of the funds” section of the prospectus is amended as follows with respect to the fund:

a.
(i) The “Annual fund operating expenses” table is amended in its entirety to read as set forth below and (ii) the cumulative estimated expenses examples table under the heading “Examples” is amended by (x) replacing the references to “Class F” with “Class F-1” and (y) adding the line item below:

Annual fund operating expenses (deducted from fund assets)

	Class A	Class B	Class C	Class F-1	Class F-2[11]
Management fees[6]	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and/or service (12b-1) fees[7,9]	0.07	0.90	1.00	0.25	none
Other expenses[8]	0.16	0.14	0.18	0.23	0.23
Total annual fund operating expenses[6]	0.51	1.32	1.46	0.76	0.51

	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Management fees[6]	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and/or service (12b-1) fees[7,9]	0.10	0.90	1.00	0.50	0.00
Other expenses[8]	0.27[10]	0.28[10]	0.28[10]	0.28[10]	0.27[10]
Total annual fund operating expenses[6]	0.65	1.46	1.56	1.06	0.55

Example
	1 year	3 years	5 years	10 years
Class F-2 — excluding intermediary fees[4]	$52	$164	$285	$640

b.	The following footnotes to the “Shareholder fees” and “Annual fund operating expenses” tables are amended or added as follows:

i.
Footnote 3 is amended in its entirety as follows: “Class F-1, F-2 and 529-F-1 shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund’s distributor and to certain registered investment advisers.”

ii.	The reference to “Class F” in footnote 7 is amended to read “Class F-1.”

iii.	Footnote 10 is amended in its entirety as follows: “Includes up to a maximum of 0.10% paid to a state or states for oversight and administrative services.”

iv.	Footnote 11 is added as follows: “Based on estimated amounts for the current fiscal year. Amounts for all other share classes are based on amounts incurred in the fund’s previous fiscal year.”

4.
The “Investment objectives, strategies and risks” section of the prospectus is amended by replacing the “Additional investment results (without sales charges)” table with respect to the fund with the updated table set forth below.

Additional investment results (without sales charges)
Average annual total returns for periods ended December 31, 2007:

	1 year	5 years	10 years	Lifetime	7-day yield*
The Cash Management Trust
Class A — first sold 11/3/76	4.82%	2.82%	3.43%	6.23%	4.04%

	1 year	5 years	Lifetime	7-day yield*
Class B — first sold 3/15/00	3.98%	1.99%	2.18%	3.25%
Class C — first sold 3/16/01	3.83	1.88	1.65	3.15
Class F-1 — first sold 3/26/01	4.57	2.48	2.29	3.87
Class 529-A — first sold 2/15/02	4.66	2.57	2.35	3.90
Class 529-B — first sold 6/7/02	3.84	1.88	1.71	3.16
Class 529-C — first sold 4/2/02	3.73	1.82	1.61	3.04
Class 529-E — first sold 3/11/02	4.25	2.17	1.95	3.51
Class 529-F-1 — first sold 9/16/02	4.77	2.52	2.43	4.04

For current yield information, please call American FundsLine® at 800/325-3590.

*
The 7-day yield is calculated by annualizing dividends paid by the fund during the last seven days of the 2007 calendar year. In addition, the 7-day yield reflects the impact, if any, of certain waivers described in the Annual Fund Operating Expenses table under "Fees and expenses of the funds." Without such waivers, the 7-day yield would have been: 4.01% for Class A shares, 3.22% for Class B shares, 3.12% for Class C shares, 3.85% for Class F-1 shares, 3.88% for Class 529-A shares, 3.13% for Class 529-B shares, 3.01% for Class 529-C shares, 3.48% for Class 529-E shares and 4.02% for Class 529-F-1 shares of The Cash Management Trust of America.

5.	The second paragraph under the heading “Investment adviser” in the “Management and organization” section of the prospectus is amended in its entirety to read:

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

6.	The following sections of the “Summary of the primary differences among share classes” table in the “Choosing a share class” section of the prospectus are amended or added as follows:

a.
Class A shares — the sentence following the heading “Dividends” is amended in its entirety as follows: “generally higher than other classes due to lower annual expenses, but may be lower than Class F-1 shares, depending on relative expenses, and lower than Class F-2 shares due to higher 12b-1 fees”

b.
Class B shares — the sentence following the heading “Conversion” is amended in its entirety as follows: “automatic conversion to Class A or 529-A shares in the month of the eight-year anniversary of the purchase date, reducing future annual expenses”

c.
Class C shares — the sentence following the heading “Conversion” is amended in its entirety as follows: “automatic conversion to Class F-1 shares in the month of the 10-year anniversary of the purchase date, reducing future annual expenses (Class 529-C shares will not convert to Class 529-F-1 shares)”

d.
Class F shares — (i) the heading is amended to read “Class F-1 shares” and (ii) the sentence following the heading “Dividends” is amended in its entirety as follows: “generally higher than Class B and C shares due to lower 12b-1 fees, and may be higher than Class A shares, depending on relative expenses, and lower than Class F-2 shares due to higher 12b-1 fees”

e.	The following section is added:

Class F-2 shares
Initial sales charge	none
Contingent deferred sales charge	none
12b-1 fees	none
Dividends	generally higher than other classes due to absence of 12b-1 fees
Purchase maximum	none
Conversion	none

7.
The “Purchase and exchange of shares” section of the prospectus is amended by replacing the references to “Class F shares” under the heading “Exchange” with “Class F-1 shares” and amending the second and third paragraphs of the section to read as follows:

When purchasing shares, you should designate the fund or funds in which you wish to invest. If no fund is designated and the amount of your cash investment is more than $5,000, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of The Cash Management Trust of America on the third business day after receipt of your investment.

If no fund is designated and the amount of your cash investment is $5,000 or less, your money will be invested in the same proportion and in the same fund or funds in which your last cash investment (excluding exchanges) was made, provided such investment was made within the last 16 months. If no investment was made within the last 16 months, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of The Cash Management Trust of America on the third business day after receipt of your investment.

8.	The second sentence under “Automatic conversion of Class B and C shares” in the “Sales charges” section of the prospectus is amended in its entirety as follows:

Class C shares automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F-1 shares.

9.	The references to “Class F shares” in the first paragraph of the “Plans of distribution” section of the prospectus are amended to read “Class F-1 shares.”

10.	The “Other compensation to dealers” section of the prospectus is amended in its entirety as follows:

American Funds Distributors,® at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year’s American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2007, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer’s sales, assets and redemption rates, and the quality of the dealer’s relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult with your financial adviser and review carefully any disclosure by your financial adviser’s firm as to compensation received.

11.	The following paragraph is added as an additional section at the end of the “Dividends and taxes” section of the prospectus:

Shareholder fees

Fees borne directly by the fund normally have the effect of reducing a shareholder’s taxable income on distributions. By contrast, fees paid directly to advisers by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of the shareholder’s adjusted gross income.

12.	The first paragraph of the “Financial highlights” section of the prospectus is amended by adding the following:

a.
The following sentence is added after the second sentence: “A similar table will be shown for The Cash Management Trust of America Class F-2 shares beginning with the fund’s first fiscal year ending after the date the class is first offered.”

b.	The following parenthetical is added to the last sentence after PricewaterhouseCoopers LLP: “(except for the six months ended March 31, 2008)”

c.
The following sentence is added to the end of the paragraph: “The information for each six-month period presented has been derived from the funds’ unaudited financial statements and includes all adjustments that management considers necessary for a fair presentation of such information for the period presented.”

13.	The references to “Class F” in the “Financial highlights” section of the prospectus are amended to read “Class F-1.”

14.
The financial highlights contained in the fund’s semi-annual report for the period ended March 31, 2008 are hereby incorporated by reference into the “Financial highlights” section of the fund’s prospectus.

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